UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002 Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER AND COUNSEL
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       NOVEMBER 14, 2002
    DEPUTY CHIEF
    EXECUTIVE OFFICER AND COUNSEL



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       51

Form 13F Information Table Value Total:                       $141,302
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.        Form 13F File Number        Name

         1          28-10204                    FLETCHER INTERNATIONAL, LTD.



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                                FORM 13F REPORT



                                                                                                                Item 8.
                                                                                                                Voting
                                                                                                               Authority
                              Item 2   Item 3    Item 4      Item 5              Item 6        Item 7           Shares
                            ---------- --------- --------- ----------  ----------------------- ------ ---------------------------
                                                   Fair    Shares or
Name of Issuer              Title of     CUSIP    Market   Principal              (B)    (C)                      (B)
                             Class       Number   Value     Amount      (A)      Shared Shared          (A)      Shared        C
                                                 (x$1,000) Defined      Sole    Defined  Other          Sole     Defined     None
                            ---------- --------- --------- ----------  ------   ------- ------ ------ --------  --------     ----
Alloy Inc                   Common     019855105   11,083  1,333,666              X               1      X
                            Stock
American Express Co         Common     025816109      471    15,100               X               1      X
                            Stock
Amgen Inc                   Common     031162100      735    17,623               X               1      X
                            Stock
Applied Mtls Inc            Common     038222105      321    27,758               X               1      X
                            Stock
Aspen Technology Inc        Common     045327103      285    95,000               X               1      X
                            Stock
Automatic Data Processing   Common     053015103      651    18,710               X               1      X
In                          Stock
Bank of America             Common     060505104      344     5,389               X               1      X
Corporation                 Stock
Bed Bath & Beyond Inc       Common     075896100      471    14,454               X               1      X
                            Stock
ChevronTexaco Corp          Common     166764100      328     4,740               X               1      X
                            Stock
Cisco Syc Inc               Common     17275R102      828    79,019               X               1      X
                            Stock
Clayton Homes Inc           Common     184190106    1,251   113,965               X               1      X
                            Stock
Coca Cola Co                Common     191216100      801    16,705               X               1      X
                            Stock
Com21 Inc                   Common     205937105       24   182,000               X               1      X
                            Stock
Concord EFS Inc             Common     206197105      283    17,834               X               1      X
                            Stock
Dell Computer Corp          Common     247025109      755    32,093               X               1      X
                            Stock
Diamonds TR                 Unit Ser 1 252787106   14,774   194,400               X               1      X
Dow Chem Co                 Common     260543103      779    28,524               X               1      X
                            Stock
Ebay Inc                    Common     278642103      318     6,025               X               1      X
                            Stock
EMC Corp Mass               Common     268648102      427    93,328               X               1      X
                            Stock
Federal Natl Mtg Assn       Common     313586109      714    11,984               X               1      X
                            Stock
International Business      Common     459200101    1,011    17,315               X               1      X
Machs                       Stock
Intel Corp                  Common     458140100    1,217    87,617               X               1      X
                            Stock
Intuit                      Common     461202103      362     7,954               X               1      X
                            Stock
Johnson & Johnson           Common     478160104      887    16,404               X               1      X
                            Stock
Linear Technology Corp      Common     535678106      284    13,727               X               1      X
                            Stock
Lone Star Technologies Inc  Common     542312103      292    24,600               X               1      X
                            Stock
Maxim Integrated Prods Inc  Common     57772K101      360    14,553               X               1      X
                            Stock
Medtronic Inc               Common     585055106      745    17,687               X               1      X
                            Stock
Metro Goldwyn Mayer Inc     Common     591610100    3,792   317,300               X               1      X
                            Stock
Microsoft Corp              Common     594918104    3,114    71,271               X               1      X
                            Stock
MIDCAP SPDR TR              Unit Ser 1 595635103      800    10,780               X               1      X
Motorola Inc                Common     620076109      587    57,691               X               1      X
                            Stock
3M Co                       Common     88579Y101    1,858    16,898               X               1      X
                            Stock
Nasdaq 100 TR               Unit Ser 1 631100104    1,649    79,600               X               1      X
Newpark Res Inc             Common     651718504    1,141   288,168               X               1      X
                            Stock
Oracle Corp                 Common     68389X105      517    65,759               X               1      X
                            Stock
Pepsico Inc                 Common     713448108      304     8,214               X               1      X
                            Stock
Pfizer Inc                  Common     717081103      326    11,241               X               1      X
                            Stock
Phillip Morris Cos Inc      Common     718154107      653    16,820               X               1      X
                            Stock
Procter & Gamble Co         Common     742718109    1,482    16,582               X               1      X
                            Stock
Qualcomm Inc                Common     747525103      809    29,287               X               1      X
                            Stock
Schlumberger Ltd            Common     806857108   18,045   469,201               X               1      X
                            Stock
SPDR TR                     Unit Ser 1 78462F103   61,972   757,696               X               1      X
SPDR TR                     Unit Ser 1 78462F103       68       835               X                      X
Target Corp                 Common     87612E106      302    10,215               X               1      X
                            Stock
Texas Instrs Inc            Common     882508104      443    29,988               X               1      X
                            Stock
TRC Cos Inc                 Common     872625108      171      9,972              X               1      X
                            Stock
United Technologies Corp    Common     913017109      933    16,525               X               1      X
                            Stock
Verizon Communications      Common     92343V104      310    11,285               X               1      X
                            Stock
Viacom Inc                  CL B       925524308      376     9,268               X               1      X
Wal Mart Stores Inc         Common     931142103      850    17,264               X               1      X
                            Stock

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